Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.

a.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In our opinion, the information contained herein reflects all adjustments necessary for a fair statement of our results of operations, financial position, cash flows, and shareholders’ equity. All such adjustments are of a normal, recurring nature.

The results of operations for the six months ended June 30, 2026, shown in these financial statements are not necessarily indicative of the results to be expected for the full year ending December 31, 2026. The unaudited condensed financial statements should be read in conjunction with the audited financial statements that were included in Form 20-F for the year ended December 31, 2025. The carrying value of cash and cash equivalents, account receivables, prepaid and other receivables and accounts payable (included in the condensed balance sheets) approximates their fair value because of their generally short maturities.

There have been no material changes in our significant accounting policies as described in our financial statements for the year ended December 31, 2025.

b.	New Accounting Pronouncements

Recently issued accounting pronouncements, not yet adopted:

ASU 2024-03 - Income Statement Reporting Comprehensive Income.

In November 2024, the FASB issued ASU 2024-03, Income Statement Reporting Comprehensive Income Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose disaggregated information about certain expenses (including employee compensation, purchases of inventory, depreciation, and intangible amortization) in a tabular format in the footnotes to the financial statements. The objective of the ASU is to enhance expense transparency for investors. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027; early adoption is permitted. The Company is evaluating the impact of this guidance on its financial statement disclosures.

ASU 2025-01 — Income Statement (Topic 220-40): Clarifying the Effective Date for Expense Disaggregation Disclosures

In January 2025, the FASB issued ASU 2025-01, Income Statement Reporting Comprehensive Income Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which clarifies the effective date provisions of ASU 2024-03. The guidance does not change the underlying disclosure requirements but aligns the timing of required implementation. ASU 2025-01 is effective for annual reporting periods beginning after December 15, 2026, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statement disclosures.

ASU 2025-03 — Business Combinations (Topic 805) and Consolidation (Topic 810)

In March 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Amendments to Certain Disclosure and Presentation Requirements, which enhances clarity and consistency in presentation and disclosure requirements related to acquired businesses and consolidated entities, including variable interest entities. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the potential impact of adopting this guidance.

ASU 2025-05 — Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient for estimating expected credit losses for certain short-term receivables and contract assets. The Company has assessed the impact of this guidance, and has no material impact.

ASU 2025-06 — Intangibles—Goodwill and Other (Subtopic 350-40): Internal-Use Software.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Amendments to Internal-Use Software Guidance, which modifies the criteria for capitalizing software development costs and removes references to development stages. The guidance also clarifies the accounting for certain web-based software arrangements. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, including interim periods within those years, with early adoption permitted. The Company is currently evaluating the effect of this update on the timing of capitalization and related disclosures.

ASU 2025-10 — Government Grants (Topic 832)

In November 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides comprehensive guidance on the recognition, measurement, and presentation of government grants. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is evaluating the impact of this guidance on its accounting for government assistance arrangements.

ASU 2025-11 — Interim Reporting (Topic 270): Narrow-Scope Improvements

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the organization and application of interim disclosure requirements and establishes a principle requiring disclosure of material events occurring since the most recent annual reporting period. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the potential impact of this guidance on its interim financial statement disclosures.